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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                      Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Global Equity Fund

 Schedule of Investments 5/31/2012

 Shares

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 PREFERRED STOCKS - 0.5%

 Utilities - 0.5%

 Multi-Utilities - 0.5%

 19,600

 RWE AG

 $

 653,817

 Total Utilities

 $

 653,817

 TOTAL PREFERRED STOCKS

 (Cost $696,410)

 $

 653,817

 COMMON STOCKS - 96.2%

 Energy - 8.8%

 Oil & Gas Drilling - 1.8%

 46,100

 Ensco Plc

 $

 2,070,351

 Integrated Oil & Gas - 5.4%

 445,145

 BP Plc

 $

 2,706,121

 9,000

 Chevron Corp.

 884,790

 11,100

 Exxon Mobil Corp.

 872,793

 20,700

 Lukoil OAO (A.D.R.)

 1,080,457

 20,200

 Total SA

 874,195

 $

 6,418,356

 Oil & Gas Exploration & Production - 1.6%

 7,800

 Anadarko Petroleum Corp.

 $

 475,800

 159

 Inpex Corp.

 914,348

 17,500

 Southwestern Energy Co. *

 490,525

 $

 1,880,673

 Total Energy

 $

 10,369,380

 Materials - 8.6%

 Diversified Chemicals - 1.5%

 35,500

 Huntsman Corp.

 $

 454,400

 14,800

 LyondellBasell Industries NV

 584,008

 23,300

 The Dow Chemical Co.

 723,698

 $

 1,762,106

 Fertilizers & Agricultural Chemicals - 0.6%

 4,200

 CF Industries Holdings, Inc.

 $

 718,032

 Construction Materials - 1.8%

 1,254,000

 China Resources Cement Holdings, Ltd.

 $

 915,319

 324,500

 Indocement Tunggal Prakarsa Tbk PT

 613,761

 491,500

 Semen Gresik Persero Tbk PT

 571,681

 $

 2,100,761

 Diversified Metals & Mining - 0.2%

 8,700

 Freeport-McMoRan Copper & Gold, Inc.

 $

 278,748

 Gold - 3.8%

 37,700

 AngloGold Ashanti, Ltd. (A.D.R.)

 $

 1,359,462

 6,000

 Barrick Gold Corp.

 235,794

 578,300

 Centamin Plc *

 585,892

 47,500

 Newmont Mining Corp.

 2,240,100

 $

 4,421,248

 Steel - 0.7%

 26,400

 Ternium SA (A.D.R.)

 $

 500,016

 17,200

 Vale SA (A.D.R.)

 314,932

 $

 814,948

 Forest Products - 0.0%

 138,700

 Sino-Forest Corp. * (c)

 $

 0

 Total Materials

 $

 10,095,843

 Capital Goods - 11.1%

 Aerospace & Defense - 1.0%

 26,900

 Spirit Aerosystems Holdings, Inc. *

 $

 620,583

 8,327

 United Technologies Corp.

 617,114

 $

 1,237,697

 Construction & Engineering - 2.0%

 95,000

 KBR, Inc.

 $

 2,419,650

 Electrical Components & Equipment - 0.8%

 12,500

 Rockwell Automation, Inc.

 $

 906,375

 Industrial Conglomerates - 3.2%

 7,800

 3M Co.

 $

 658,398

 3,090,300

 Alliance Global Group, Inc.

 884,009

 86,400

 General Electric Co.

 1,649,376

 189,500

 Shanghai Industrial Holdings, Ltd.

 528,828

 $

 3,720,611

 Construction & Farm Machinery & Heavy Trucks - 1.2%

 1,179,411

 Industrea, Ltd.

 $

 1,457,923

 Trading Companies & Distributors - 2.9%

 270,600

 ITOCHU Corp.

 $

 2,952,827

 518,800

 Noble Group, Ltd.

 446,882

 $

 3,399,709

 Total Capital Goods

 $

 13,141,965

 Transportation - 1.1%

 Air Freight & Logistics - 0.5%

 17,100

 Oesterreichische Post AG

 $

 566,762

 Highways & Railtracks - 0.6%

 1,413,700

 Yuexiu Transport Infrastructure, Ltd.

 $

 674,513

 Total Transportation

 $

 1,241,275

 Automobiles & Components - 2.4%

 Auto Parts & Equipment - 1.2%

 303,686

 China XD Plastics Co., Ltd. *

 $

 1,466,803

 Tires & Rubber - 0.6%

 20,900

 Bridgestone Corp.

 $

 444,853

 21,800

 Pirelli & C. S.p.A.

 217,779

 $

 662,632

 Automobile Manufacturers - 0.6%

 14,800

 Daimler AG

 $

 686,970

 Total Automobiles & Components

 $

 2,816,405

 Consumer Durables & Apparel - 1.0%

 Apparel, Accessories & Luxury Goods - 1.0%

 4,500

 Christian Dior SA

 $

 590,689

 10,700

 Cie Financiere Richemont SA

 612,575

 $

 1,203,264

 Total Consumer Durables & Apparel

 $

 1,203,264

 Media - 2.2%

 Movies & Entertainment - 2.2%

 56,300

 The Walt Disney Co.

 $

 2,573,473

 Total Media

 $

 2,573,473

 Retailing - 0.9%

 Home Improvement Retail - 0.5%

 12,500

 The Home Depot, Inc.

 $

 616,750

 Automotive Retail - 0.4%

 4,100

 USS Co., Ltd.

 $

 414,340

 Total Retailing

 $

 1,031,090

 Food & Staples Retailing - 3.3%

 Drug Retail - 0.2%

 6,000

 CVS Caremark Corp.

 $

 269,640

 Food Retail - 0.6%

 16,500

 FamilyMart Co., Ltd.

 $

 748,947

 Hypermarkets & Super Centers - 2.5%

 43,700

 Wal-Mart Stores, Inc.

 $

 2,876,334

 Total Food & Staples Retailing

 $

 3,894,921

 Food, Beverage & Tobacco - 7.7%

 Brewers - 0.5%

 9,300

 Anheuser-Busch InBev NV (A.D.R.)

 $

 629,610

 Distillers & Vintners - 0.5%

 30,600

 Constellation Brands, Inc. *

 $

 590,274

 Soft Drinks - 1.2%

 18,300

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 1,442,589

 Agricultural Products - 0.0%

 32,200

 GrainCorp, Ltd.

 $

 293,810

 Packaged Foods & Meats - 2.6%

 7,400

 Annie's, Inc. *

 $

 297,110

 48,800

 Nestle SA

 2,772,432

 $

 3,069,542

 Tobacco - 2.9%

 32,200

 Altria Group, Inc.

 $

 1,036,518

 34,500

 Imperial Tobacco Group Plc

 1,246,025

 200

 Japan Tobacco, Inc.

 1,114,886

 $

 3,397,429

 Total Food, Beverage & Tobacco

 $

 9,423,254

 Health Care Equipment & Services - 2.4%

 Health Care Equipment - 1.6%

 11,100

 Baxter International, Inc.

 $

 561,882

 26,400

 Covidien Plc

 1,366,992

 $

 1,928,874

 Health Care Services - 0.3%

 8,046

 Express Scripts Holding Co. *

 $

 419,921

 Managed Health Care - 0.5%

 13,300

 Aetna, Inc.

 $

 543,837

 Total Health Care Equipment & Services

 $

 2,892,632

 Pharmaceuticals, Biotechnology & Life Sciences - 12.8%

 Biotechnology - 1.7%

 14,500

 Amgen, Inc.

 $

 1,008,040

 9,400

 Cubist Pharmaceuticals, Inc. *

 377,128

 10,000

 Vertex Pharmaceuticals, Inc. *

 600,400

 $

 1,985,568

 Pharmaceuticals - 10.6%

 98,400

 GlaxoSmithKline Plc

 $

 2,184,356

 55,600

 Merck & Co., Inc.

 2,089,448

 64,400

 Novartis AG

 3,355,357

 96,300

 Pfizer, Inc.

 2,106,081

 3,700

 Roche Holding AG

 580,308

 13,100

 Salix Pharmaceuticals, Ltd. *

 678,711

 8,557

 Sanofi

 584,058

 22,500

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 881,775

 $

 12,460,094

 Life Sciences Tools & Services - 0.5%

 12,100

 Thermo Fisher Scientific, Inc.

 $

 610,808

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 15,056,470

 Banks - 4.4%

 Diversified Banks - 4.4%

 5,297,600

 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT

 $

 512,208

 479,800

 Intesa Sanpaolo S.p.A. *

 601,552

 30,500

 Itau Unibanco Holding SA (A.D.R.)

 441,335

 133,100

 Mitsubishi UFJ Financial Group, Inc.

 573,291

 19,700

 National Australia Bank, Ltd.

 431,977

 101,000

 Oversea-Chinese Banking Corp., Ltd.

 653,806

 219,300

 Philippine National Bank *

 362,596

 8,550

 The Toronto-Dominion Bank

 654,547

 43,800

 United Overseas Bank, Ltd.

 599,808

 13,100

 Wells Fargo & Co.

 419,855

 $

 5,250,975

 Total Banks

 $

 5,250,975

 Diversified Financials - 7.8%

 Other Diversified Financial Services - 1.4%

 62,600

 Citigroup, Inc.

 $

 1,659,526

 Multi-Sector Holdings - 1.1%

 1,274,300

 First Pacific Co., Ltd.

 $

 1,311,734

 Specialized Finance - 1.6%

 38,600

 Deutsche Boerse AG

 $

 1,845,139

 Consumer Finance - 3.2%

 74,700

 Capital One Financial Corp.

 $

 3,837,341

 Asset Management & Custody Banks - 0.5%

 25,600

 Invesco, Ltd.

 $

 556,800

 Total Diversified Financials

 $

 9,210,540

 Insurance - 1.8%

 Multi-line Insurance - 1.1%

 14,154

 Allianz SE

 $

 1,282,899

 Reinsurance - 0.7%

 7,000

 Muenchener Rueckversicherungs AG

 $

 869,101

 Total Insurance

 $

 2,152,000

 Real Estate - 0.4%

 Real Estate Development - 0.4%

 1,158,800

 Unitech, Ltd.

 $

 449,706

 Total Real Estate

 $

 449,706

 Software & Services - 5.3%

 Internet Software & Services - 0.4%

 800

 Google, Inc. *

 $

 464,688

 Systems Software - 4.9%

 116,319

 Microsoft Corp.

 $

 3,395,352

 91,100

 Oracle Corp.

 2,411,417

 $

 5,806,769

 Total Software & Services

 $

 6,271,457

 Technology Hardware & Equipment - 4.0%

 Communications Equipment - 0.5%

 10,000

 Qualcomm, Inc.

 $

 573,100

 Computer Hardware - 2.2%

 2,885

 Apple, Inc. *

 $

 1,666,751

 41,200

 Hewlett-Packard Co.

 934,416

 $

 2,601,167

 Computer Storage & Peripherals - 0.5%

 95,000

 Catcher Technology Co., Ltd.

 $

 601,404

 Electronic Manufacturing Services - 0.4%

 185,000

 Hon Hai Precision Industry Co., Ltd.

 $

 539,275

 Technology Distributors - 0.4%

 14,100

 Avnet, Inc. *

 $

 429,909

 Total Technology Hardware & Equipment

 $

 4,744,855

 Semiconductors & Semiconductor Equipment - 2.3%

 Semiconductors - 2.3%

 3,500

 Samsung Electronics Co., Ltd. (G.D.R.)

 $

 1,806,644

 14,900

 SK Hynix, Inc.

 291,003

 18,700

 Xilinx, Inc.

 597,839

 $

 2,695,486

 Total Semiconductors & Semiconductor Equipment

 $

 2,695,486

 Telecommunication Services - 5.2%

 Integrated Telecommunication Services - 2.9%

 36,600

 CenturyLink, Inc.

 $

 1,435,452

 20,282

 HKT Trust

 15,446

 933,000

 PCCW, Ltd.

 341,628

 2,353,100

 Telecom Italia S.p.A.

 1,599,057

 $

 3,391,583

 Wireless Telecommunication Services - 2.3%

 43,300

 China Mobile, Ltd.

 $

 438,721

 6,100

 Millicom International Cellular SA

 523,482

 66,400

 Vodafone Group Plc (A.D.R.)

 1,778,856

 $

 2,741,059

 Total Telecommunication Services

 $

 6,132,642

 Utilities - 2.7%

 Multi-Utilities - 2.3%

 60,000

 Ameren Corp.

 $

 1,938,600

 40,000

 GDF Suez

 795,038

 $

 2,733,638

 Water Utilities - 0.4%

 699,000

 Manila Water Co., Inc.

 $

 396,877

 Total Utilities

 $

 3,130,515

 TOTAL COMMON STOCKS

 (Cost $118,649,205)

 $

 113,778,148

 Principal Amount ($)

 CORPORATE BONDS - 1.0%

 Materials - 0.3%

 Paper Packaging - 0.3%

 335,000

 BB/B1

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 $

 324,950

 Total Materials

 $

 324,950

 Banks - 0.7%

 Diversified Banks - 0.7%

 EURO

 300,000

 5.02

 BBB+/Baa3

 BNP Paribas SA, Floating Rate Note, 4/29/49 (Perpetual)

 $

 257,862

 EURO

 600,000

 8.05

 BB+/Ba1

 Intesa Sanpaolo S.p.A., Floating Rate Note, 6/29/49 (Perpetual)

 534,276

 18,000

 BBB/Ba2

 NBP Capital Trust III, 7.375%, 10/29/49 (Perpetual)

 12,060

 $

 804,198

 Total Banks

 $

 804,198

 TOTAL CORPORATE BONDS

 (Cost $1,132,810)

 $

 1,129,148

 TOTAL INVESTMENT IN SECURITIES - 97.7%

 $

 115,561,113

 (Cost $120,478,425) (a)

 OTHER ASSETS & LIABILITIES - 2.3%

 $

 2,444,432

 TOTAL NET ASSETS - 100.0%

 $

 118,005,545

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2012, the value of these securities amounted to $324,950 or 0.3% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (a)

 At May 31, 2012, the net unrealized loss on investments based on cost for federal income tax purposes of $120,905,850 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 898,052

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (6,242,789)

 Net unrealized loss

 $

 (5,344,737)

 (b)

 Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

 United States

 39.3%

 United Kingdom

 10.5%

 Germany

 6.3%

 People's Republic of China

 5.3%

 Italy

 5.2%

 Japan

 4.6%

 Hong Kong

 4.2%

 Switzerland

 4.0%

 France

 3.4%

 Brazil

 2.5%

 South Korea

 2.3%

 Australia

 2.0%

 Canada

 1.9%

 Singapore

 1.7%

 South Africa

 1.2%

 Mexico

 1.0%

 Other (individually less than 1%)

 4.6%

 100.0%

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services). See Notes to Financial Statements - Note 1A.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

    Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks (U.S.)

$
65,504,967

$
-

$
-

$
65,504,967

 Common Stocks (Foreign)

1,184,150

47,089,031

-

48,273,181

 Preferred Stock

-

653,817

-

653,817

 Corporate Bonds

-

1,129,148

-

1,129,148

 Total

$
66,689,117

$
48,871,996

$
-

$
115,561,113

 Other Financial Instruments*

$
4,500

$
231,285

$
-

$
235,785

 * Other financial instruments include foreign exchange and futures contracts.

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Common Stocks

 Balance as of 8/31/11

$
141,625

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

(141,625
)

 Net purchases (sales)

-

 Transfers in and out of Level 3

-

 Balance as of 5/31/12

$
-

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Net change in unrealized appreciation (depreciation) of investments still held as of 5/31/12

  $    (141,625)

 Pioneer High Income Municipal Fund

 Schedule of Investments 5/31/2012

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 MUNICIPAL BONDS - 98.8%

 Alabama - 0.6%

 2,000,000

 NR/NR

 Huntsville-Redstone Village Special Care Facilities Financing Authority, 6.875%, 1/1/43

 $

 2,069,740

 2,580,000

 NR/NR

 Huntsville-Redstone Village Special Care Facilities Financing Authority, 7.5%, 1/1/47

 2,807,762

 $

 4,877,502

 Alaska - 0.4%

 1,520,000

 NR/B2

 Northern Tobacco Securitization Corp., 5.0%, 6/1/32

 $

 1,287,425

 2,210,000

 NR/B2

 Northern Tobacco Securitization Corp., 5.0%, 6/1/46

 1,659,776

 $

 2,947,201

 Arizona - 1.3%

 2,000,000

 NR/NR

 Pima County Industrial Development Authority, 7.0%, 1/1/38

 $

 2,014,480

 750,000

 NR/NR

 Pima County Industrial Development Authority, 8.5%, 7/1/39

 814,530

 4,000,000

 NR/NR

 San Luis Facility Development Corp., 8.375%, 5/1/27

 4,031,080

 1,500,000

 NR/NR

 Tempe Industrial Development Authority, 6.25%, 12/1/42

 1,571,640

 1,600,000

 NR/NR

 Tempe Industrial Development Authority, 6.25%, 12/1/46

 1,670,432

 $

 10,102,162

 California - 10.5%

 4,000,000

 NR/NR

 California County Tobacco Securitization Agency, 5.0%, 6/1/47

 $

 2,935,760

 2,000,000

 B-/NR

 California County Tobacco Securitization Agency, 5.125%, 6/1/38

 1,503,940

 4,000,000

 NR/B3

 California County Tobacco Securitization Agency, 5.25%, 6/1/45

 2,958,840

 5,935,000

 B-/NR

 California County Tobacco Securitization Agency, 5.25%, 6/1/45

 4,390,179

 9,250,000

 NR/B1

 California County Tobacco Securitization Agency, 5.65%, 6/1/41

 7,448,655

 2,000,000

 BB/NR

 California Municipal Finance Authority, 5.75%, 7/1/30

 1,982,140

 6,000,000

 BB/NR

 California Municipal Finance Authority, 6.0%, 7/1/42

 5,901,180

 1,000,000

 NR/NR

 California Municipal Finance Authority, 6.625%, 1/1/32

 1,014,150

 2,000,000

 NR/NR

 California Municipal Finance Authority, 6.875%, 1/1/42

 2,027,960

 2,000,000

 NR/NR

 California Statewide Communities Development Authority, 7.5%, 6/1/42

 2,249,580

 315,559

 NR/NR

 California Statewide Communities Development Authority, 9.0%, 12/1/38 (d)

 2,954

 4,810,000

 A-/NR

 Compton Community Redevelopment Agency, 6.0%, 8/1/42

 5,099,129

 16,000,000

 BBB-/Baa3

 Foothill-Eastern Transportation Corridor Agency, 0.0%, 1/15/33

 4,660,960

 10,000,000

 BBB-/Baa3

 Foothill-Eastern Transportation Corridor Agency, 0.0%, 1/15/36

 2,407,500

 5,000,000

 B-/B3

 Golden State Tobacco Securitization Corp., 5.0%, 6/1/33

 3,818,550

 5,495,000

 B-/B3

 Golden State Tobacco Securitization Corp., 5.75%, 6/1/47

 4,383,087

 10,500,000

 B-/B3

 Golden State Tobacco Securitization Corp., 6/1/37

 7,843,815

 4,000,000

 AA-/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/38

 653,840

 3,925,000

 AA-/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/39

 593,421

 2,500,000

 AA-/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/41

 463,550

 1,925,000

 AA-/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/42

 336,259

 13,930,000

 AA-/Aa3

 Stockton Unified School District, 0.0%, 8/1/40

 2,704,370

 8,990,000

 B-/Caa1

 Tobacco Securitization Authority of Northern California, 5.375%, 6/1/38

 7,012,650

 9,500,000

 BB+/B3

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 7,253,440

 $

 79,645,909

 Colorado - 2.7%

 1,040,000

 NR/NR

 Colorado Educational & Cultural Facilities Authority, 5.625%, 12/1/36

 $

 760,729

 3,165,000

 NR/NR

 Colorado Health Facilities Authority, 7.125%, 6/1/47

 3,216,526

 38,000,000

 BBB-/Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/40

 7,726,540

 8,000,000

 NR/NR

 Kremmling Memorial Hospital District, 7.125%, 12/1/45

 8,718,960

 $

 20,422,755

 Florida - 12.3%

 5,000,000

 NR/NR

 Alachua County Health Facilities Authority, 8.125%, 11/15/41

 $

 5,483,000

 9,000,000

 NR/NR

 Alachua County Health Facilities Authority, 8.125%, 11/15/46

 9,869,400

 13,000,000

 NR/Ba3

 Capital Trust Agency, Inc., 7.75%, 1/1/41

 14,002,040

 5,900,000

 NR/NR

 Collier County Industrial Development Authority, 14.0%, 5/15/15

 5,953,218

 1,870,000

 NR/NR

 County of Liberty Florida, 8.25%, 7/1/28

 1,888,569

 2,290,000

 NR/NR

 County of Palm Beach Florida, 2.0%, 6/1/16

 2,314,251

 11,380,000

 NR/NR

 Florida Development Finance Corp., 7.625%, 6/15/41

 12,661,274

 5,000,000

 NR/NR

 Florida Development Finance Corp., 7.75%, 6/15/42

 5,494,200

 7,170,000

 BB+/NR

 Florida Keys College Campus Foundation, Inc., 7.0%, 11/1/42

 7,339,642

 14,965,000

 NR/NR

 Greater Orlando Aviation Authority, 6.5%, 11/15/36

 15,176,156

 2,830,000

 NR/NR

 Hillsborough County Industrial Development Authority, 6.5%, 7/1/29

 2,830,509

 1,410,000

 NR/NR

 Hillsborough County Industrial Development Authority, 6.7%, 7/1/21

 1,411,100

 2,380,000

 NR/NR

 Hillsborough County Industrial Development Authority, 6.75%, 7/1/29

 2,380,928

 6,200,000

 BB+/NR

 Lee County Industrial Development Authority Florida, 5.375%, 6/15/37

 6,005,134

 $

 92,809,421

 Georgia - 3.7%

 6,000,000

 CCC+/NR

 Clayton County Development Authority, 8.75%, 6/1/29

 $

 7,069,680

 8,000,000

 CCC+/NR

 Clayton County Development Authority, 9.0%, 6/1/35

 8,668,320

 4,650,000

 NR/NR

 Fulton County Residential Care Facilities for the Elderly Authority, 5.0%, 7/1/27

 4,103,904

 10,000,000

 NR/NR

 Fulton County Residential Care Facilities for the Elderly Authority, 5.125%, 7/1/42

 8,145,800

 $

 27,987,704

 Hawaii - 0.4%

 1,500,000

 NR/NR

 Hawaii State Department of Budget & Finance, 7.5%, 11/15/15

 $

 1,521,210

 1,000,000

 NR/NR

 Hawaii State Department of Budget & Finance, 9.0%, 11/15/44

 1,192,100

 $

 2,713,310

 Illinois - 11.0%

 5,000,000

 NR/NR

 Illinois Finance Authority, 5.625%, 2/15/37

 $

 4,762,600

 7,790,000

 NR/NR

 Illinois Finance Authority, 6.0%, 11/15/39 (d)

 3,817,022

 4,500,000

 BB/NR

 Illinois Finance Authority, 6.25%, 11/15/35

 4,378,545

 5,085,000

 NR/NR

 Illinois Finance Authority, 7.625%, 5/15/25

 5,672,267

 1,750,000

 NR/NR

 Illinois Finance Authority, 8.0%, 5/15/30

 1,811,128

 3,295,000

 NR/NR

 Illinois Finance Authority, 8.0%, 5/15/40

 3,676,034

 4,965,000

 NR/NR

 Illinois Finance Authority, 8.0%, 5/15/46

 5,539,153

 19,640,000

 NR/NR

 Illinois Finance Authority, 8.125%, 2/15/40

 20,708,612

 4,500,000

 BB/NR

 Illinois Finance Authority, 8.125%, 5/15/40

 4,636,170

 7,275,000

 NR/NR

 Illinois Finance Authority, 8.25%, 2/15/46

 7,701,897

 15,135,000

 BB/NR

 Illinois Finance Authority, 8.25%, 5/15/45

 15,649,741

 3,135,000

 NR/NR

 Southwestern Illinois Development Authority, 5.625%, 11/1/26

 2,616,346

 2,500,000

 NR/NR

 Southwestern Illinois Development Authority, 6.625%, 6/1/37

 2,553,600

 $

 83,523,115

 Indiana - 1.9%

 3,500,000

 NR/NR

 City of Crown Point Indiana, 8.0%, 11/15/39

 $

 3,974,180

 715,000

 B-/Caa2

 City of East Chicago Indiana, 5.5%, 9/1/28

 637,894

 2,435,000

 NR/NR

 County of St. Joseph Indiana, 6.0%, 5/15/38

 2,453,628

 2,340,000

 NR/NR

 Vigo County Hospital Authority, 5.8%, 9/1/47 (144A)

 2,367,378

 4,000,000

 BB/NR

 Vigo County Hospital Authority, 8.0%, 9/1/41

 4,704,200

 $

 14,137,280

 Iowa - 1.7%

 745,000

 NR/NR

 Iowa Finance Authority, 5.0%, 11/15/12

 $

 741,521

 1,315,000

 NR/NR

 Iowa Finance Authority, 5.0%, 11/15/21

 1,148,495

 1,445,000

 NR/NR

 Iowa Finance Authority, 5.5%, 11/15/27

 1,225,273

 4,365,000

 BB/NR

 Iowa Finance Authority, 5.5%, 11/15/37

 3,453,632

 5,000,000

 B+/B2

 Iowa Tobacco Settlement Authority, 5.6%, 6/1/34

 4,434,550

 2,000,000

 B+/B2

 Iowa Tobacco Settlement Authority, 5.625%, 6/1/46

 1,616,840

 $

 12,620,311

 Kentucky - 0.3%

 2,000,000

 NR/NR

 Kentucky Economic Development Finance Authority, 7.375%, 5/15/46

 $

 2,177,900

 Louisiana - 0.8%

 5,800,000

 NR/NR

 Tensas Parish Law Enforcement District, 8.5%, 10/1/26

 $

 5,962,574

 Maryland - 0.5%

 4,115,000

 NR/NR

 County of Howard Maryland, 5.25%, 4/1/27

 $

 3,899,374

 Massachusetts - 1.4%

 1,116,746

 NR/NR

 Massachusetts Development Finance Agency, 11/15/56

 $

 5,762

 224,523

 NR/NR

 Massachusetts Development Finance Agency, 5.5%, 11/15/46

 138,439

 1,235,770

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/26

 1,012,108

 2,224,798

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/39

 1,642,390

 751,584

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/46

 542,516

 2,000,000

 NR/NR

 Massachusetts Development Finance Agency, 6.75%, 10/15/37

 2,043,020

 2,500,000

 NR/NR

 Massachusetts Development Finance Agency, 7.25%, 6/1/16

 2,126,175

 500,000

 NR/NR

 Massachusetts Development Finance Agency, 7.5%, 6/1/29

 375,325

 880,000

 NR/NR

 Massachusetts Development Finance Agency, 7.625%, 10/15/37

 952,195

 2,000,000

 NR/NR

 Massachusetts Development Finance Agency, 7.875%, 6/1/44

 1,501,480

 500,000

 BBB/NR

 Massachusetts Development Finance Agency, 8.0%, 4/15/39

 608,515

 3,500,000

 NR/NR

 Massachusetts Health & Educational Facilities Authority, 6.5%, 1/15/38 (d)

 17,430

 $

 10,965,355

 Michigan - 5.2%

 160,000

 NR/NR

 Doctor Charles Drew Academy, 5.7%, 11/1/36

 $

 115,456

 5,485,000

 BBB-/NR

 Flint International Academy, 5.75%, 10/1/37

 5,279,477

 4,700,000

 NR/NR

 Michigan Public Educational Facilities Authority, 5.875%, 6/1/37

 4,394,265

 320,000

 BB+/NR

 Michigan Public Educational Facilities Authority, 7.25%, 4/1/20

 345,606

 2,020,000

 BB+/NR

 Michigan Public Educational Facilities Authority, 8.0%, 4/1/40

 2,182,852

 2,750,000

 NR/NR

 Michigan State Hospital Finance Authority, 5.5%, 11/15/35

 2,564,925

 3,175,000

 NR/NR

 Michigan Strategic Fund, 7.25%, 1/1/39

 3,417,760

 4,000,000

 6.62

 NR/NR

 Michigan Strategic Fund, Floating Rate Note, 11/1/41

 4,296,520

 7,135,000

 6.75

 A/A2

 Michigan Strategic Fund, Floating Rate Note, 3/1/40

 7,936,831

 10,805,000

 B-/NR

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/34

 8,707,425

 $

 39,241,117

 Minnesota - 1.8%

 10,000,000

 NR/NR

 Bloomington Port Authority, 9.0%, 12/1/35

 $

 11,785,000

 1,500,000

 NR/NR

 City of Brooklyn Park Minnesota, 9.25%, 3/1/39

 1,737,525

 $

 13,522,525

 Missouri - 1.1%

 2,000,000

 BB/NR

 Community Memorial Hospital District, 6.68%, 12/1/34

 $

 2,193,040

 4,500,000

 NR/NR

 Kirkwood Industrial Development Authority, 8.25%, 5/15/45

 5,253,840

 500,000

 NR/Ca

 St. Louis Industrial Development Authority, 7.2%, 12/15/28 (d)

 150,000

 1,365,000

 NR/Ca

 St. Louis Industrial Development Authority, 7.25%, 12/15/35 (d)

 409,500

 $

 8,006,380

 New Jersey - 2.4%

 7,000,000

 NR/NR

 New Jersey Economic Development Authority, 10.5%, 6/1/32 (144A)

 $

 7,780,500

 3,960,000

 B/B3

 New Jersey Economic Development Authority, 6.25%, 9/15/19

 3,975,880

 6,000,000

 NR/NR

 New Jersey Economic Development Authority, 6.625%, 1/1/37

 6,102,480

 $

 17,858,860

 New Mexico - 0.3%

 2,000,000

 NR/NR

 County of Otero New Mexico, 8.25%, 12/1/23

 $

 2,006,720

 New York - 7.9%

 3,000,000

 NR/NR

 Nassau County Industrial Development Agency, 6.7%, 1/1/43

 $

 1,949,970

 3,650,000

 B-/Caa2

 New York City Industrial Development Agency, 5.125%, 5/15/30

 3,350,590

 13,750,000

 BB-/B2

 New York City Industrial Development Agency, 5.25%, 12/1/32

 12,597,338

 10,300,000

 BB/NR

 Seneca Nation Indians Capital Improvements Authority, 5.0%, 12/1/23 (144A)

 10,320,291

 5,930,000

 NR/NR

 The Erie County Industrial Development Agency, 6.0%, 11/15/36

 5,914,701

 8,000,000

 NR/NR

 The Erie County Industrial Development Agency, 9.25%, 10/1/30

 9,139,680

 10,000,000

 NR/NR

 The Erie County Industrial Development Agency, 9.25%, 10/1/30

 11,424,600

 1,795,000

 NR/NR

 The Erie County Industrial Development Agency, 9.25%, 10/1/30

 2,051,936

 4,000,000

 BB+/NR

 Westchester Tobacco Asset Securitization New York, 5.125%, 6/1/45

 3,249,480

 $

 59,998,586

 North Carolina - 0.9%

 1,665,000

 NR/NR

 North Carolina Medical Care Commission, 7.75%, 3/1/31

 $

 1,836,445

 4,725,000

 NR/NR

 North Carolina Medical Care Commission, 7.75%, 3/1/41

 5,149,919

 $

 6,986,364

 Ohio - 2.0%

 5,000,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 3,818,900

 8,645,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/30

 6,845,889

 3,000,000

 B-/B3

 City of Cleveland Ohio, 5.375%, 9/15/27

 2,828,100

 1,970,000

 B-/Caa2

 State of Ohio, 5.65%, 3/1/33

 1,761,948

 $

 15,254,837

 OT - 0.1%

 1,175,000

 0.00

 NR/NR

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 749,532

 Pennsylvania - 3.3%

 10,800,000

 B-/Caa2

 Pennsylvania Economic Development Financing Authority, 6.0%, 6/1/31

 $

 10,115,172

 2,005,000

 CCC+/Caa3

 Pennsylvania Economic Development Financing Authority, 7.5%, 5/1/20

 2,129,952

 10,575,000

 CCC+/Caa3

 Pennsylvania Economic Development Financing Authority, 8.0%, 5/1/29

 11,519,136

 1,000,000

 BB+/NR

 Philadelphia Authority for Industrial Development, 6.625%, 12/15/41

 1,046,830

 $

 24,811,090

 Rhode Island - 1.7%

 2,100,000

 NR/NR

 Central Falls Detention Facility Corp., 7.25%, 7/15/35

 $

 1,776,684

 10,100,000

 NR/NR

 Rhode Island Health & Educational Building Corp., 8.375%, 1/1/46

 11,470,166

 $

 13,246,850

 Texas - 9.3%

 12,125,000

 5.40

 CC/Ca

 Brazos River Authority, Floating Rate Note, 10/1/29

 $

 3,795,368

 1,000,000

 B-/B3

 City of Houston Texas Airport System Revenue, 6.125%, 7/15/27

 999,430

 234,442

 NR/NR

 Gulf Coast Industrial Development Authority, 7.0%, 12/1/36 (d)

 2,239

 9,685,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/31

 2,924,773

 7,635,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/32

 2,168,111

 1,120,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/33

 299,062

 765,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/34

 192,076

 1,690,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/35

 394,480

 425,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/35

 99,658

 10,000,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/38

 1,937,900

 10,000,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/39

 1,821,300

 1,290,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/41

 211,496

 1,600,000

 NR/NR

 HFDC of Central Texas, Inc., 7.75%, 11/15/29

 1,411,472

 6,825,000

 NR/NR

 HFDC of Central Texas, Inc., 7.75%, 11/15/44

 5,740,576

 1,580,000

 BB/NR

 Kinney County Public Facilities Corp., 7.0%, 11/1/25

 1,584,234

 5,000,000

 NR/NR

 Red River Health Facilities Development Corp., 7.25%, 12/15/47

 5,125,750

 2,000,000

 NR/NR

 Red River Health Facilities Development Corp., 8.0%, 11/15/46

 2,129,420

 2,000,000

 BB/Ba

 Tarrant County Cultural Education Facilities Finance Corp., 7.5%, 11/15/16

 2,002,100

 1,775,000

 BB/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/28

 1,920,479

 2,250,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/29

 2,398,185

 5,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/39

 5,311,150

 8,350,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/44

 8,921,140

 5,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44

 5,388,050

 5,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44

 5,350,500

 1,000,000

 D/NR

 Texas Midwest Public Facility Corp., 9.0%, 10/1/30 (d)

 523,820

 8,000,000

 NR/NR

 Travis County Health Facilities Development Corp., 7.125%, 1/1/46

 8,038,960

 $

 70,691,729

 Utah - 1.8%

 925,000

 BB/NR

 City of Spanish Fork City Utah, 5.55%, 11/15/21 (144A)

 $

 936,970

 3,150,000

 NR/NR

 City of Spanish Fork City Utah, 5.7%, 11/15/36 (144A)

 3,033,387

 1,510,000

 NR/NR

 Utah State Charter School Finance Authority, 7.25%, 5/15/21

 1,614,975

 1,985,000

 NR/NR

 Utah State Charter School Finance Authority, 8.125%, 5/15/31

 2,140,525

 5,145,000

 NR/NR

 Utah State Charter School Finance Authority, 8.5%, 5/15/41

 5,601,876

 $

 13,327,733

 Vermont - 0.2%

 1,200,000

 NR/NR

 Vermont Economic Development Authority, 5.4%, 5/1/33

 $

 1,222,452

 Virginia - 1.0%

 11,750,000

 B-/B2

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 $

 7,755,470

 Washington - 3.0%

 1,750,000

 NR/NR

 Washington State Housing Finance Commission, 5.25%, 1/1/17

 $

 1,710,275

 10,500,000

 NR/NR

 Washington State Housing Finance Commission, 5.625%, 1/1/27

 9,351,405

 13,960,000

 NR/NR

 Washington State Housing Finance Commission, 5.625%, 1/1/38

 11,804,995

 $

 22,866,675

 West Virginia - 2.0%

 13,000,000

 NR/NR

 West Virginia Hospital Finance Authority, 9.125%, 10/1/41

 $

 15,350,270

 Wisconsin - 5.3%

 12,325,000

 NR/NR

 Public Finance Authority, 8.25%, 6/1/46

 $

 13,992,942

 8,750,000

 NR/NR

 Public Finance Authority, 8.375%, 6/1/20

 8,753,588

 8,250,000

 NR/NR

 Public Finance Authority, 8.625%, 6/1/47

 8,266,418

 7,000,000

 NR/A2

 Wisconsin Health & Educational Facilities Authority, 5.0%, 6/1/39

 7,313,810

 2,000,000

 NR/NR

 Wisconsin Health & Educational Facilities Authority, 7.0%, 12/1/31

 1,455,500

 $

 39,782,258

 TOTAL MUNICIPAL BONDS

 (Cost $690,343,496)

 $

 747,471,321

 TOTAL INVESTMENT IN SECURITIES - 98.8%

 $

 747,471,321

 (Cost $690,343,496) (a)

 OTHER ASSETS & LIABILITIES - 1.2%

 $

 9,365,032

 TOTAL NET ASSETS - 100.0%

 $

 756,836,353

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2012, the value of these securities amounted to $25,188,058 or 3.3% of total net assets.

 (a)

 At May 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $692,639,263 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $         69,297,149

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

           (14,465,091)

 Net unrealized gain

  $         54,832,058

 (b)

 The concentration of investments by type of obligation/market sector is as follows:

  Revenue Bonds:

 Health

 43.8%

 Transportation

 12.8%

 Various Revenues

 10.0%

 Pollution Control Revenue

 9.6%

 Special Revenues

 9.5%

 Education

 7.2%

 Insured

 4.4%

 Reserves

 1.5%

 Housing

 1.1%

 General Obligation

 0.1%

 100.0%

 (c)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (d)

 Security is in default and is non-income producing.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

$
-

$
747,471,321

$
-

$
747,471,321

 Total

$
-

$
747,471,321

$
-

$
747,471,321

 Pioneer Disciplined Growth Fund

 Schedule of Investments 5/31/2012

 Shares

 Value

 COMMON STOCKS - 96.8%

 Energy - 10.9%

 Oil & Gas Drilling - 0.9%

 9,900

 Ensco Plc

 $

 444,609

 Oil & Gas Equipment & Services - 2.0%

 14,300

 National Oilwell Varco, Inc.

 $

 954,525

 Integrated Oil & Gas - 5.9%

 27,200

 Exxon Mobil Corp.

 $

 2,138,736

 9,100

 Occidental Petroleum Corp.

 721,357

 $

 2,860,093

 Oil & Gas Exploration & Production - 2.1%

 6,300

 Anadarko Petroleum Corp.

 $

 384,300

 7,400

 Apache Corp.

 602,212

 $

 986,512

 Total Energy

 $

 5,245,739

 Materials - 5.6%

 Fertilizers & Agricultural Chemicals - 1.3%

 12,900

 The Mosaic Co.

 $

 615,072

 Specialty Chemicals - 2.6%

 10,600

 Celanese Corp.

 $

 421,986

 13,500

 Ecolab, Inc.

 853,335

 $

 1,275,321

 Diversified Metals & Mining - 1.7%

 25,500

 Freeport-McMoRan Copper & Gold, Inc.

 $

 817,020

 Total Materials

 $

 2,707,413

 Capital Goods - 10.7%

 Aerospace & Defense - 2.9%

 18,919

 United Technologies Corp.

 $

 1,402,087

 Industrial Conglomerates - 2.6%

 15,100

 3M Co.

 $

 1,274,591

 Construction & Farm Machinery & Heavy Trucks - 2.1%

 10,300

 Cummins, Inc.

 $

 998,585

 Industrial Machinery - 3.1%

 15,300

 Ingersoll-Rand Plc

 $

 632,043

 11,900

 SPX Corp.

 854,777

 $

 1,486,820

 Total Capital Goods

 $

 5,162,083

 Transportation - 1.5%

 Air Freight & Logistics - 1.5%

 10,100

 United Parcel Service, Inc. (Class B)

 $

 756,894

 Total Transportation

 $

 756,894

 Consumer Services - 6.4%

 Hotels, Resorts & Cruise Lines - 1.1%

 13,700

 Marriott International, Inc.

 $

 530,327

 Restaurants - 5.3%

 2,600

 Chipotle Mexican Grill, Inc. *

 $

 1,073,982

 27,600

 Starbucks Corp.

 1,514,964

 $

 2,588,946

 Total Consumer Services

 $

 3,119,273

 Media - 5.4%

 Broadcasting - 1.0%

 15,900

 CBS Corp. (Class B)

 $

 507,528

 Cable & Satellite - 2.2%

 36,300

 Comcast Corp.

 $

 1,049,433

 Movies & Entertainment - 2.2%

 22,900

 The Walt Disney Co.

 $

 1,046,759

 Total Media

 $

 2,603,720

 Retailing - 2.6%

 Department Stores - 1.0%

 12,900

 Macy's, Inc.

 $

 490,845

 Home Improvement Retail - 1.6%

 15,200

 The Home Depot, Inc.

 $

 749,968

 Total Retailing

 $

 1,240,813

 Food & Staples Retailing - 3.8%

 Drug Retail - 2.0%

 21,400

 CVS Caremark Corp.

 $

 961,716

 Food Retail - 1.8%

 9,700

 Whole Foods Market, Inc.

 $

 859,517

 Total Food & Staples Retailing

 $

 1,821,233

 Food, Beverage & Tobacco - 8.9%

 Soft Drinks - 1.0%

 6,300

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 496,629

 Packaged Foods & Meats - 3.4%

 13,500

 Annie's, Inc. *

 $

 542,025

 17,600

 Campbell Soup Co.

 557,920

 8,100

 The Hershey Co.

 541,566

 $

 1,641,511

 Tobacco - 4.5%

 25,600

 Philip Morris International, Inc.

 $

 2,163,456

 Total Food, Beverage & Tobacco

 $

 4,301,596

 Health Care Equipment & Services - 5.0%

 Health Care Equipment - 3.2%

 14,300

 Baxter International, Inc.

 $

 723,866

 15,700

 Covidien Plc

 812,946

 $

 1,536,812

 Managed Health Care - 1.8%

 21,500

 Aetna, Inc.

 $

 879,135

 Total Health Care Equipment & Services

 $

 2,415,947

 Pharmaceuticals, Biotechnology & Life Sciences - 3.9%

 Biotechnology - 3.9%

 9,672

 Alexion Pharmaceuticals, Inc. *

 $

 875,993

 7,000

 Celgene Corp. *

 477,750

 10,500

 Gilead Sciences, Inc. *

 524,475

 $

 1,878,218

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,878,218

 Diversified Financials - 3.0%

 Consumer Finance - 3.0%

 9,600

 Capital One Financial Corp.

 $

 493,152

 28,500

 Discover Financial Services

 943,635

 $

 1,436,787

 Total Diversified Financials

 $

 1,436,787

 Software & Services - 16.1%

 Internet Software & Services - 4.9%

 2,945

 Google, Inc. *

 $

 1,710,633

 41,000

 Yahoo!, Inc. *

 624,840

 $

 2,335,473

 Application Software - 2.9%

 9,425

 Citrix Systems, Inc. *

 $

 688,779

 22,700

 Nuance Communications, Inc. *

 469,663

 7,735

 Splunk, Inc. *

 251,852

 $

 1,410,294

 Systems Software - 8.3%

 87,821

 Microsoft Corp.

 $

 2,563,495

 54,754

 Oracle Corp.

 1,449,338

 $

 4,012,833

 Total Software & Services

 $

 7,758,600

 Technology Hardware & Equipment - 10.0%

 Communications Equipment - 2.0%

 17,300

 Qualcomm, Inc.

 $

 991,463

 Computer Hardware - 7.0%

 5,816

 Apple, Inc. *

 $

 3,360,077

 Computer Storage & Peripherals - 1.0%

 14,200

 SanDisk Corp. *

 $

 464,340

 Total Technology Hardware & Equipment

 $

 4,815,880

 Semiconductors & Semiconductor Equipment - 3.0%

 Semiconductor Equipment - 1.0%

 10,900

 ASML Holding NV (A.D.R.)

 $

 499,329

 Semiconductors - 2.0%

 13,900

 Analog Devices, Inc.

 $

 505,543

 14,500

 Xilinx, Inc.

 463,565

 $

 969,108

 Total Semiconductors & Semiconductor Equipment

 $

 1,468,437

 TOTAL COMMON STOCKS

 (Cost $40,557,184)

 $

 46,732,633

 MUTUAL FUNDS - 1.7%

 Real Estate - 1.7%

 Diversified REIT's - 1.7%

 13,200

 iShares Dow Jones US Real Estate Index Fund

 $

 808,104

 Total Real Estate

 $

 808,104

 TOTAL MUTUAL FUNDS

 (Cost $777,629)

 $

 808,104

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 0.9%

 Repurchase Agreements - 0.9%

 445,000

 Deutschebank AG, 0.2%, dated 5/31/12, repurchase price of $445,000 plus accrued interest on 6/1/12 collateralized by the following:

 $47,159 U.S. Treasury Bond, 3.375-6.625%, 8/15/23-5/15/42

 $76,995 U.S. Treasury Notes, 1.375-4.75%, 6/30/17-2/15/20

 $330,030 U.S. Treasury Strip, 0.0-4.75%, 8/15/12-5/15/42

 $

 445,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $445,000)

 $

 445,000

 TOTAL INVESTMENT IN SECURITIES - 99.4%

 $

 47,985,737

 (Cost $41,779,814) (a)

 OTHER ASSETS & LIABILITIES - 0.6%

 $

 269,707

 TOTAL NET ASSETS - 100.0%

 $

 48,255,444

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At May 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $41,855,681 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 6,550,050

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (419,994)

 Net unrealized gain

 $

 6,130,056

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
46,732,633

$
-

$
-

$
46,732,633

 Mutual Funds

808,104

-

-

808,104

 Temporary Cash Investments

-

445,000

-

445,000

 Total

$
47,540,737

$
445,000

$
-

$
47,985,737

 Pioneer Disciplined Value Fund

 Schedule of Investments 5/31/2012

 Shares

 Value

 COMMON STOCKS - 98.9%

 Energy - 10.3%

 Integrated Oil & Gas - 8.3%

 18,660

 Chevron Corp.

 $

 1,834,465

 10,781

 Exxon Mobil Corp.

 847,710

 10,863

 Occidental Petroleum Corp.

 861,110

 $

 3,543,285

 Oil & Gas Exploration & Production - 2.0%

 33,610

 Marathon Oil Corp.

 $

 837,225

 Total Energy

 $

 4,380,510

 Materials - 2.0%

 Fertilizers & Agricultural Chemicals - 2.0%

 18,122

 The Mosaic Co.

 $

 864,057

 Total Materials

 $

 864,057

 Capital Goods - 7.1%

 Aerospace & Defense - 2.3%

 13,321

 United Technologies Corp.

 $

 987,219

 Construction & Engineering - 1.9%

 30,692

 KBR, Inc.

 $

 781,725

 Industrial Machinery - 2.9%

 15,300

 Ingersoll-Rand Plc

 $

 632,043

 8,353

 SPX Corp.

 599,996

 $

 1,232,039

 Total Capital Goods

 $

 3,000,983

 Transportation - 2.5%

 Railroads - 2.5%

 9,411

 Union Pacific Corp.

 $

 1,048,385

 Total Transportation

 $

 1,048,385

 Consumer Services - 1.9%

 Restaurants - 1.9%

 9,141

 McDonald's Corp.

 $

 816,657

 Total Consumer Services

 $

 816,657

 Media - 7.7%

 Broadcasting - 1.8%

 24,572

 CBS Corp. (Class B)

 $

 784,338

 Cable & Satellite - 2.6%

 37,587

 Comcast Corp.

 $

 1,086,640

 Movies & Entertainment - 3.3%

 30,205

 The Walt Disney Co.

 $

 1,380,671

 Total Media

 $

 3,251,649

 Retailing - 4.9%

 Department Stores - 2.5%

 28,457

 Macy's, Inc.

 $

 1,082,789

 Home Improvement Retail - 2.4%

 20,339

 The Home Depot, Inc.

 $

 1,003,526

 Total Retailing

 $

 2,086,315

 Food & Staples Retailing - 2.7%

 Drug Retail - 2.7%

 25,747

 CVS Caremark Corp.

 $

 1,157,070

 Total Food & Staples Retailing

 $

 1,157,070

 Food, Beverage & Tobacco - 6.4%

 Distillers & Vintners - 2.0%

 43,705

 Constellation Brands, Inc. *

 $

 843,069

 Packaged Foods & Meats - 1.8%

 24,780

 Campbell Soup Co.

 $

 785,526

 Tobacco - 2.6%

 34,100

 Altria Group, Inc.

 $

 1,097,679

 Total Food, Beverage & Tobacco

 $

 2,726,274

 Health Care Equipment & Services - 5.3%

 Health Care Distributors - 2.0%

 20,480

 Cardinal Health, Inc.

 $

 847,462

 Managed Health Care - 3.3%

 24,865

 UnitedHealth Group, Inc.

 $

 1,386,721

 Total Health Care Equipment & Services

 $

 2,234,183

 Pharmaceuticals, Biotechnology & Life Sciences - 11.8%

 Biotechnology - 3.4%

 20,514

 Amgen, Inc.

 $

 1,426,133

 Pharmaceuticals - 8.4%

 26,430

 Merck & Co., Inc.

 $

 993,239

 81,480

 Pfizer, Inc.

 1,781,968

 20,429

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 800,613

 $

 3,575,820

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 5,001,953

 Banks - 6.6%

 Diversified Banks - 4.0%

 52,659

 Wells Fargo & Co.

 $

 1,687,721

 Regional Banks - 2.6%

 18,380

 PNC Financial Services Group, Inc.

 $

 1,128,900

 Total Banks

 $

 2,816,621

 Diversified Financials - 11.1%

 Other Diversified Financial Services - 3.2%

 51,632

 Citigroup, Inc.

 $

 1,368,764

 Consumer Finance - 5.6%

 20,626

 Capital One Financial Corp.

 $

 1,059,558

 39,115

 Discover Financial Services

 1,295,098

 $

 2,354,656

 Asset Management & Custody Banks - 2.3%

 45,708

 Invesco, Ltd.

 $

 994,149

 Total Diversified Financials

 $

 4,717,569

 Insurance - 4.7%

 Property & Casualty Insurance - 4.7%

 16,541

 ACE, Ltd.

 $

 1,196,411

 23,131

 The Allstate Corp.

 785,066

 $

 1,981,477

 Total Insurance

 $

 1,981,477

 Software & Services - 3.2%

 Systems Software - 3.2%

 45,648

 Microsoft Corp.

 $

 1,332,465

 Total Software & Services

 $

 1,332,465

 Technology Hardware & Equipment - 1.9%

 Technology Distributors - 1.9%

 23,893

 Arrow Electronics, Inc. *

 $

 810,212

 Total Technology Hardware & Equipment

 $

 810,212

 Semiconductors & Semiconductor Equipment - 3.2%

 Semiconductor Equipment - 1.7%

 15,927

 ASML Holding NV (A.D.R.)

 $

 729,616

 Semiconductors - 1.5%

 16,997

 Analog Devices, Inc.

 $

 618,181

 Total Semiconductors & Semiconductor Equipment

 $

 1,347,797

 Telecommunication Services - 3.4%

 Integrated Telecommunication Services - 3.4%

 34,914

 Verizon Communications, Inc.

 $

 1,453,819

 Total Telecommunication Services

 $

 1,453,819

 Utilities - 2.2%

 Multi-Utilities - 2.2%

 28,764

 Ameren Corp.

 $

 929,365

 Total Utilities

 $

 929,365

 TOTAL COMMON STOCKS

 (Cost $39,046,441)

 $

 41,957,361

 TOTAL INVESTMENT IN SECURITIES - 98.9%

 $

 41,957,361

 (Cost $39,046,441) (a)

 OTHER ASSETS & LIABILITIES - 1.1%

 $

 471,101

 TOTAL NET ASSETS - 100.0%

 $

 42,428,462

 *

 Non-income producing security.

 (a)

 At May 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $39,079,960 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 3,473,607

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (596,206)

 Net unrealized gain

 $

 2,877,401

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
41,957,361

$
-

$
-

$
41,957,361

 Exchange Traded Fund

-

-

-

-

 Total

$
41,957,361

$
-

$
-

$
41,957,361

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2012

* Print the name and title of each signing officer under his or her signature.